Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 17, 2012
Registrant Name	dei_EntityRegistrantName	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000946110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 17, 2012
Credit Suisse Liquid Alternative Fund (Prospectus Summary) | Credit Suisse Liquid Alternative Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSQAX
Credit Suisse Liquid Alternative Fund (Prospectus Summary) | Credit Suisse Liquid Alternative Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSQCX
Credit Suisse Liquid Alternative Fund (Prospectus Summary) | Credit Suisse Liquid Alternative Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSQIX